Shareholder Report, Holdings (Details)	Apr. 30, 2026
Defiance Daily 2X Space ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Defiance Daily 2X Space ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Defiance Daily 2X Space ETF | AST SpaceMobile, Inc. Swap; Maturity Date: 05/10/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Defiance Daily 2X Space ETF | AST SpaceMobile, Inc. Swap; Maturity Date: 04/08/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Defiance Daily 2X Space ETF | EchoStar Corp. Swap; Maturity Date: 04/07/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Defiance Daily 2X Space ETF | EchoStar Corp. Swap; Maturity Date: 05/10/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Daily 2X Space ETF | Globalstar Inc. Swap; Maturity Date: 05/10/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Daily 2X Space ETF | Globalstar, Inc. Swap; Maturity Date: 07/07/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Defiance Daily 2X Space ETF | Hexcel Corp. Swap; Maturity Date: 05/10/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Daily 2X Space ETF | Hexcel Corp. Swap; Maturity Date: 04/07/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Defiance Daily 2X Space ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily 2X Space ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF | Unusual Machines, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF | Eve Holding, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF | Joby Aviation, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF | Ondas Holdings, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF | AeroVironment, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF | EHang Holdings, Ltd Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF | Archer Aviation, Inc. Swap: Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF | Kratos Defense & Security Solutions, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Defiance Daily Target 2X Long AMAT ETF | Applied Materials, Inc. Swap; Maturity Date: 11/30/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long AMAT ETF | Applied Materials, Inc. Swap; Maturity Date: 05/01/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long AMAT ETF | Applied Materials, Inc. Swap; Maturity Date: 07/10/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long AMAT ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long AMAT ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long ANET ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Defiance Daily Target 2X Long ANET ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Defiance Daily Target 2X Long ANET ETF | Arista Networks, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Defiance Daily Target 2X Long ANET ETF | Arista Networks, Inc. Swap; Maturity Date: 01/11/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Defiance Daily Target 2X Long ANET ETF | Arista Networks, Inc. Swap; Maturity Date: 09/14/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Defiance Daily Target 2X Long ANET ETF | Arista Networks, Inc. Swap; Maturity Date: 02/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Defiance Daily Target 2X Long ANET ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long ANET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
Defiance Daily Target 2X Long AVAV ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Defiance Daily Target 2X Long AVAV ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Defiance Daily Target 2X Long AVAV ETF | AeroVironment, Inc., Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Defiance Daily Target 2X Long AVAV ETF | AeroVironment, Inc., Swap; Maturity Date: 10/27/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Defiance Daily Target 2X Long AVAV ETF | AeroVironment, Inc., Swap; Maturity Date: 11/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Defiance Daily Target 2X Long AVAV ETF | AeroVironment, Inc., Swap; Maturity Date: 12/07/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance Daily Target 2X Long AVAV ETF | AeroVironment, Inc., Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long AVAV ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long AVAV ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Defiance Daily Target 2X Long AVGO ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Defiance Daily Target 2X Long AVGO ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 10/02/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 12/14/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 09/16/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Defiance Daily Target 2X Long AVGO ETF | Broadcom, Inc. Swap; Maturity Date: 05/03/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Defiance Daily Target 2X Long AVGO ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long AVGO ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Defiance Daily Target 2X Long B ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Defiance Daily Target 2X Long B ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Defiance Daily Target 2X Long B ETF | Barrick Mining Corp. Swap; Maturity Date: 01/11/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Defiance Daily Target 2X Long B ETF | Barrick Mining Corp. Swap; Maturity Date: 12/01/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Defiance Daily Target 2X Long B ETF | Barrick Mining Corp. Swap; Maturity Date: 01/11/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Defiance Daily Target 2X Long B ETF | Barrick Mining Corp. Swap; Maturity Date: 11/17/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Defiance Daily Target 2X Long B ETF | Barrick Mining Corp. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long B ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long B ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Defiance Daily Target 2X Long Copper Miners ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Defiance Daily Target 2X Long Copper Miners ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Defiance Daily Target 2X Long Copper Miners ETF | Global X Copper Miners ETF Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Defiance Daily Target 2X Long Copper Miners ETF | Global X Copper Miners ETF Swap; Maturity Date: 02/16/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Defiance Daily Target 2X Long Copper Miners ETF | Global X Copper Miners ETF Swap; Maturity Date: 03/28/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Defiance Daily Target 2X Long Copper Miners ETF | Global X Copper Miners ETF Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Long Copper Miners ETF | Global X Copper Miners ETF Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long Copper Miners ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long Copper Miners ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Defiance Daily Target 2X Long CVNA ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Defiance Daily Target 2X Long CVNA ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Defiance Daily Target 2X Long CVNA ETF | Carvana Co. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Defiance Daily Target 2X Long CVNA ETF | Carvana Co. Swap; Maturity Date: 11/16/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Defiance Daily Target 2X Long CVNA ETF | Carvana Co. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Defiance Daily Target 2X Long CVNA ETF | Carvana Co. Swap; Maturity Date: 06/26/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Defiance Daily Target 2X Long CVNA ETF | Carvana Co. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Defiance Daily Target 2X Long CVNA ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long CVNA ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
Defiance Daily Target 2X Long DKNG ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Defiance Daily Target 2X Long DKNG ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Defiance Daily Target 2X Long DKNG ETF | DraftKings, Inc. Swap; Maturity Date: 09/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Defiance Daily Target 2X Long DKNG ETF | DraftKings, Inc. Swap; Maturity Date: 01/22/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Defiance Daily Target 2X Long DKNG ETF | DraftKings, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Defiance Daily Target 2X Long DKNG ETF | DraftKings, Inc. Swap; Maturity Date: 09/04/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Defiance Daily Target 2X Long DKNG ETF | DraftKings, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Daily Target 2X Long DKNG ETF | DraftKings, Inc. Swap; Maturity Date: 01/25/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Defiance Daily Target 2X Long DKNG ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long DKNG ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Defiance Daily Target 2X Long HIMS ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Defiance Daily Target 2X Long HIMS ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Defiance Daily Target 2X Long HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Defiance Daily Target 2X Long HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 02/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Defiance Daily Target 2X Long HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 01/11/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Defiance Daily Target 2X Long HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Defiance Daily Target 2X Long HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 10/01/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Defiance Daily Target 2X Long HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 10/01/2026 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Defiance Daily Target 2X Long HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Defiance Daily Target 2X Long HIMS ETF | Hims & Hers Health, Inc. Swap; Maturity Date: 04/11/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Daily Target 2X Long HIMS ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long HIMS ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
Defiance Daily Target 2X Long HOOD ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Defiance Daily Target 2X Long HOOD ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Defiance Daily Target 2X Long HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 02/02/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Defiance Daily Target 2X Long HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 10/01/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Daily Target 2X Long HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Daily Target 2X Long HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Defiance Daily Target 2X Long HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long HOOD ETF | Robinhood Markets, Inc. Swap; Maturity Date: 11/16/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Defiance Daily Target 2X Long HOOD ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long HOOD ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Defiance Daily Target 2X Long IONQ ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Defiance Daily Target 2X Long IONQ ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Defiance Daily Target 2X Long IONQ ETF | IonQ, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Defiance Daily Target 2X Long IONQ ETF | Ionq, Inc. Swap; Maturity Date: 11/23/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Defiance Daily Target 2X Long IONQ ETF | Ionq, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Defiance Daily Target 2X Long IONQ ETF | IonQ, Inc. Swap; Maturity Date: 02/02/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Defiance Daily Target 2X Long IONQ ETF | IonQ, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Defiance Daily Target 2X Long IONQ ETF | IonQ, Inc. Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Defiance Daily Target 2X Long IONQ ETF | IonQ, Inc. Swap; Maturity Date: 07/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Defiance Daily Target 2X Long IONQ ETF | IonQ, Inc. Swap; Maturity Date: 04/14/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Daily Target 2X Long IONQ ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long IONQ ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.10%
Defiance Daily Target 2X Long IREN ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Defiance Daily Target 2X Long IREN ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Defiance Daily Target 2X Long IREN ETF | IREN Limited Swap; Maturity Date: 11/23/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Defiance Daily Target 2X Long IREN ETF | IREN Limited Swap; Maturity Date: 10/19/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Defiance Daily Target 2X Long IREN ETF | IREN Limited Swap; Maturity Date: 11/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Defiance Daily Target 2X Long IREN ETF | IREN Limited Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Defiance Daily Target 2X Long IREN ETF | IREN Limited Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Defiance Daily Target 2X Long IREN ETF | IREN Limited Swap; Maturity Date: 02/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Defiance Daily Target 2X Long IREN ETF | IREN Limited Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Defiance Daily Target 2X Long IREN ETF | IREN Limited Swap; Maturity Date: 04/11/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Defiance Daily Target 2X Long IREN ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long IREN ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Defiance Daily Target 2x Long KEEL ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Defiance Daily Target 2x Long KEEL ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Defiance Daily Target 2x Long KEEL ETF | KEEL Infrastructure Corp. Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Defiance Daily Target 2x Long KEEL ETF | KEEL Infrastructure Corp. Swap; Maturity Date: 02/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Defiance Daily Target 2x Long KEEL ETF | KEEL Infrastructure Corp. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Defiance Daily Target 2x Long KEEL ETF | KEEL Infrastructure Corp. Swap; Maturity Date: 12/28/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Defiance Daily Target 2x Long KEEL ETF | KEEL Infrastructure Corp. Swap; Maturity Date: 04/29/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2x Long KEEL ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2x Long KEEL ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Defiance Daily Target 2X Long LLY ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Defiance Daily Target 2X Long LLY ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap; Maturity Date: 10/13/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap; Maturity Date: 10/14/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap; Maturity Date: 10/29/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Defiance Daily Target 2X Long LLY ETF | Eli Lilly & Co. Swap; Maturity Date: 10/01/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Defiance Daily Target 2X Long LLY ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long LLY ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Defiance Daily Target 2X Long LMND ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Defiance Daily Target 2X Long LMND ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Defiance Daily Target 2X Long LMND ETF | Lemonade, Inc. Swap; Maturity Date: 10/20/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Defiance Daily Target 2X Long LMND ETF | Lemonade, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Defiance Daily Target 2X Long LMND ETF | Lemonade, Inc. Swap; Maturity Date: 01/04/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Defiance Daily Target 2X Long LMND ETF | Lemonade, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Defiance Daily Target 2X Long LMND ETF | Lemonade, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long LMND ETF | Lemonade, Inc. Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long LMND ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long LMND ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Defiance Daily Target 2X Long LUNR ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Daily Target 2X Long LUNR ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Defiance Daily Target 2X Long LUNR ETF | Intuitive Machines, Inc. Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Defiance Daily Target 2X Long LUNR ETF | Intuitive Machines, Inc. Swap; Maturity Date: 02/22/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Defiance Daily Target 2X Long LUNR ETF | Intuitive Machines, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Defiance Daily Target 2X Long LUNR ETF | Intuitive Machines, Inc. Swap; Maturity Date: 01/12/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Defiance Daily Target 2X Long LUNR ETF | Intuitive Machines, Inc. Swap; Maturity Date: 03/30/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Defiance Daily Target 2X Long LUNR ETF | Intuitive Machines, Inc. Swap; Maturity Date: 04/29/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long LUNR ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long LUNR ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Defiance Daily Target 2X Long MP ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Defiance Daily Target 2X Long MP ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Defiance Daily Target 2X Long MP ETF | MP Materials Corp. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Defiance Daily Target 2X Long MP ETF | MP Materials Corp. Swap; Maturity Date: 11/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Defiance Daily Target 2X Long MP ETF | MP Materials Corp. Swap; Maturity Date: 10/25/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Defiance Daily Target 2X Long MP ETF | MP Materials Corp. Swap; Maturity Date: 11/23/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Defiance Daily Target 2X Long MP ETF | MP Materials Corp. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Defiance Daily Target 2X Long MP ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long MP ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Defiance Daily Target 2X Long MRNA ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Defiance Daily Target 2X Long MRNA ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Defiance Daily Target 2X Long MRNA ETF | Moderna, Inc. Swap; Maturity Date: 03/07/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Defiance Daily Target 2X Long MRNA ETF | Moderna, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Defiance Daily Target 2X Long MRNA ETF | Moderna, Inc. Swap; Maturity Date: 02/02/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Long MRNA ETF | Moderna, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance Daily Target 2X Long MRNA ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long MRNA ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Defiance Daily Target 2X Long MSTR ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Defiance Daily Target 2X Long MSTR ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Defiance Daily Target 2X Long MSTR ETF | Strategy, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Defiance Daily Target 2X Long MSTR ETF | Strategy, Inc. Swap; Maturity Date: 10/05/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Defiance Daily Target 2X Long MSTR ETF | Strategy, Inc. Swap; Maturity Date: 11/08/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Defiance Daily Target 2X Long MSTR ETF | Strategy, Inc. Swap; Maturity Date: 09/22/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Defiance Daily Target 2X Long MSTR ETF | Strategy, Inc. Swap; Maturity Date: 10/01/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Defiance Daily Target 2X Long MSTR ETF | Strategy, Inc. Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Defiance Daily Target 2X Long MSTR ETF | Dreyfus Government Cash Management - Class Institutional, 3.52% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long MSTR ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long MSTR ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Defiance Daily Target 2X Long NOK ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Defiance Daily Target 2X Long NOK ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Defiance Daily Target 2X Long NOK ETF | Nokia Oyj Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Defiance Daily Target 2X Long NOK ETF | Nokia Oyj Swap; Maturity Date: 02/22/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Defiance Daily Target 2X Long NOK ETF | Nokia Oyj Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Defiance Daily Target 2X Long NOK ETF | Nokia Oyj Swap; Maturity Date: 01/19/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Defiance Daily Target 2X Long NOK ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long NOK ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Defiance Daily Target 2X Long NVO ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Defiance Daily Target 2X Long NVO ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Defiance Daily Target 2X Long NVO ETF | Novo Nordisk A/S Swap; Maturity Date: 10/06/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Defiance Daily Target 2X Long NVO ETF | Novo Nordisk A/S Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Defiance Daily Target 2X Long NVO ETF | Novo Nordisk A/S Swap; Maturity Date: 09/28/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Defiance Daily Target 2X Long NVO ETF | Novo Nordisk A/S Swap; Maturity Date: 08/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Defiance Daily Target 2X Long NVO ETF | Novo Nordisk A/S Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Defiance Daily Target 2X Long NVO ETF | Novo Nordisk A/S Swap; Maturity Date: 12/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Defiance Daily Target 2X Long NVO ETF | Novo Nordisk AS Swap; Maturity Date: 09/24/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Defiance Daily Target 2X Long NVO ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long NVO ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Defiance Daily Target 2X Long OKLO ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Defiance Daily Target 2X Long OKLO ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Defiance Daily Target 2X Long OKLO ETF | Oklo, Inc. Swap; Maturity Date: 01/25/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Defiance Daily Target 2X Long OKLO ETF | Oklo, Inc. Swap; Maturity Date: 09/23/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Defiance Daily Target 2X Long OKLO ETF | Oklo, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Defiance Daily Target 2X Long OKLO ETF | Oklo, Inc. Swap; Maturity Date: 07/23/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Defiance Daily Target 2X Long OKLO ETF | Oklo, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Defiance Daily Target 2X Long OKLO ETF | Oklo, Inc. Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Defiance Daily Target 2X Long OKLO ETF | Oklo, Inc. Swap; Maturity Date: 12/01/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Defiance Daily Target 2X Long OKLO ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long OKLO ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Defiance Daily Target 2X Long ONDS ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Defiance Daily Target 2X Long ONDS ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Defiance Daily Target 2X Long ONDS ETF | Ondas Holding, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Defiance Daily Target 2X Long ONDS ETF | Ondas Holding, Inc. Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Defiance Daily Target 2X Long ONDS ETF | Ondas Holding, Inc. Swap; Maturity Date: 02/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Defiance Daily Target 2X Long ONDS ETF | Ondas Holding, Inc. Swap; Maturity Date: 12/28/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Defiance Daily Target 2X Long ONDS ETF | Ondas Holding, Inc. Swap; Maturity Date: 03/30/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Defiance Daily Target 2X Long ONDS ETF | Ondas Holding, Inc. Swap; Maturity Date: 04/11/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance Daily Target 2X Long ONDS ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long ONDS ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Defiance Daily Target 2X Long ORCL ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Defiance Daily Target 2X Long ORCL ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Defiance Daily Target 2X Long ORCL ETF | Oracle Corp. Swap; Maturity Date: 01/22/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Defiance Daily Target 2X Long ORCL ETF | Oracle Corp. Swap; Maturity Date: 01/04/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Defiance Daily Target 2X Long ORCL ETF | Oracle Corp. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Defiance Daily Target 2X Long ORCL ETF | Oracle Corp. Swap; Maturity Date: 02/02/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Defiance Daily Target 2X Long ORCL ETF | Oracle Corp. Swap; Maturity Date: 02/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Defiance Daily Target 2X Long ORCL ETF | Oracle Corp. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Defiance Daily Target 2X Long ORCL ETF | Oracle Corp. Swap; Maturity Date: 10/01/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Daily Target 2X Long ORCL ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long ORCL ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Defiance Daily Target 2X Long PL ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Defiance Daily Target 2X Long PL ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Defiance Daily Target 2X Long PL ETF | Planet Labs PBC Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Defiance Daily Target 2X Long PL ETF | Planet Labs PBC Swap; Maturity Date: 02/22/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Defiance Daily Target 2X Long PL ETF | Planet Labs PBC Swap; Maturity Date: 01/05/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Defiance Daily Target 2X Long PL ETF | Planet Labs PBC Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Defiance Daily Target 2X Long PL ETF | Planet Labs PBC Swap; Maturity Date: 03/30/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance Daily Target 2X Long PL ETF | Planet Labs PBC Swap; Maturity Date: 04/29/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long PL ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long PL ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Defiance Daily Target 2X Long POET ETF | POET Technologies, Inc. Swap; Maturity Date: 05/01/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long POET ETF | POET Technologies, Inc. Swap; Maturity Date: 07/10/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long POET ETF | POET Technologies, Inc. Swap; Maturity Date: 11/30/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long POET ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long POET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long QS ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Defiance Daily Target 2X Long QS ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Defiance Daily Target 2X Long QS ETF | QuantumScape Corp. Swap; Maturity Date: 11/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Defiance Daily Target 2X Long QS ETF | QuantumScape Corp. Swap; Maturity Date: 01/04/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Defiance Daily Target 2X Long QS ETF | QuantumScape Corp. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Daily Target 2X Long QS ETF | QuantumScape Corp. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Defiance Daily Target 2X Long QS ETF | QuantumScape Corp. Swap; Maturity Date: 10/19/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Daily Target 2X Long QS ETF | QuantumScape Corp. Swap; Maturity Date: 04/11/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Defiance Daily Target 2X Long QS ETF | QuantumScape Corp. Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance Daily Target 2X Long QS ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long QS ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Defiance Daily Target 2X Long RKT ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Defiance Daily Target 2X Long RKT ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Defiance Daily Target 2X Long RKT ETF | Rocket Cos., Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Defiance Daily Target 2X Long RKT ETF | Rocket Cos., Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Defiance Daily Target 2X Long RKT ETF | Rocket Cos., Inc. Swap; Maturity Date: 01/12/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Daily Target 2X Long RKT ETF | Rocket Cos., Inc. Swap; Maturity Date: 02/22/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Defiance Daily Target 2X Long RKT ETF | Rocket Cos., Inc. Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Daily Target 2X Long RKT ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long RKT ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Defiance Daily Target 2X Long SMCI ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Defiance Daily Target 2X Long SMCI ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 10/05/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 12/14/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 09/18/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 10/01/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Defiance Daily Target 2X Long SMCI ETF | Super Micro Computer, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Defiance Daily Target 2X Long SMCI ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long SMCI ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Defiance Daily Target 2X Long SOFI ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Defiance Daily Target 2X Long SOFI ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc. Swap; Maturity Date: 04/11/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc. Swap; Maturity Date: 02/02/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc. Swap; Maturity Date: 10/01/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc. Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Defiance Daily Target 2X Long SOFI ETF | SoFi Technologies, Inc. Swap; Maturity Date: 03/07/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Defiance Daily Target 2X Long SOFI ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long SOFI ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Defiance Daily Target 2X Long SOUN ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Defiance Daily Target 2X Long SOUN ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Defiance Daily Target 2X Long SOUN ETF | Soundhound AI, Inc. Swap; Maturity Date: 02/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Defiance Daily Target 2X Long SOUN ETF | Soundhound AI, Inc. Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Defiance Daily Target 2X Long SOUN ETF | Soundhound AI, Inc. Swap; Maturity Date: 07/23/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Defiance Daily Target 2X Long SOUN ETF | Soundhound AI, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Defiance Daily Target 2X Long SOUN ETF | Soundhound AI, Inc. Swap; Maturity Date: 03/14/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Defiance Daily Target 2X Long SOUN ETF | Soundhound AI, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Defiance Daily Target 2X Long SOUN ETF | Soundhound AI, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Defiance Daily Target 2X Long SOUN ETF | Soundhound AI, Inc. Swap; Maturity Date: 04/11/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Defiance Daily Target 2X Long SOUN ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long SOUN ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Defiance Daily Target 2X Long VST ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Defiance Daily Target 2X Long VST ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Defiance Daily Target 2X Long VST ETF | Vistra Corp. Swap; Maturity Date: 01/23/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Defiance Daily Target 2X Long VST ETF | Vistra Corp. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Defiance Daily Target 2X Long VST ETF | Vistra Corp. Swap; Maturity Date: 02/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Daily Target 2X Long VST ETF | Vistra Corp. Swap; Maturity Date: 10/1/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Defiance Daily Target 2X Long VST ETF | Vistra Corp. Swap; Maturity Date: 01/11/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Defiance Daily Target 2X Long VST ETF | Vistra Corp. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Defiance Daily Target 2X Long VST ETF | Vistra Corp. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Long VST ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long VST ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Defiance Daily Target 2X Long ZETA ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Defiance Daily Target 2X Long ZETA ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Defiance Daily Target 2X Long ZETA ETF | Zeta Global Holdings Corp. Swap; Maturity Date: 03/07/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Defiance Daily Target 2X Long ZETA ETF | Zeta Global Holdings Corp. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Defiance Daily Target 2X Long ZETA ETF | Zeta Global Holdings Corp. Swap; Maturity Date: 02/02/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Defiance Daily Target 2X Long ZETA ETF | Zeta Global Holdings Corp. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Defiance Daily Target 2X Long ZETA ETF | Zeta Global Holdings Corp. Swap; Maturity Date: 01/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance Daily Target 2X Long ZETA ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Long ZETA ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Defiance Daily Target 2X Short AMD ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Defiance Daily Target 2X Short AMD ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Defiance Daily Target 2X Short AMD ETF | Advanced Micro Devices Inc. Swap; Maturity Date: 11/13/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Defiance Daily Target 2X Short AMD ETF | Advanced Micro Devices Inc. Swap; Maturity Date: 01/11/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Defiance Daily Target 2X Short AMD ETF | Advanced Micro Devices Inc. Swap; Maturity Date: 11/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Defiance Daily Target 2X Short AMD ETF | Advanced Micro Devices Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Short AMD ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short AMD ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
Defiance Daily Target 2X Short MSTR ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Defiance Daily Target 2X Short MSTR ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Defiance Daily Target 2X Short MSTR ETF | Strategy, Inc. Swap; Maturity Date: 12/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Defiance Daily Target 2X Short MSTR ETF | Strategy, Inc. Swap; Maturity Date: 09/24/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Defiance Daily Target 2X Short MSTR ETF | Strategy, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Defiance Daily Target 2X Short MSTR ETF | Strategy, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Defiance Daily Target 2X Short MSTR ETF | Strategy, Inc. Swap; Maturity Date: 01/25/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Defiance Daily Target 2X Short MSTR ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short MSTR ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Defiance Daily Target 2X Short SMCI ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Defiance Daily Target 2X Short SMCI ETF | First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Defiance Daily Target 2X Short SMCI ETF | Super Micro Computer, Inc. Swap: Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Defiance Daily Target 2X Short SMCI ETF | Super Micro Computer, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Defiance Daily Target 2X Short SMCI ETF | Super Micro Computer, Inc. Swap; Maturity Date: 09/21/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Defiance Daily Target 2X Short SMCI ETF | Super Micro Computer, Inc. Swap; Maturity Date: 01/25/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Defiance Daily Target 2X Short SMCI ETF | Super Micro Computer, Inc. Swap; Maturity Date: 09/24/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Daily Target 2X Short SMCI ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Daily Target 2X Short SMCI ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%

[1]	Less than 0.05%